Related Party Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transactions [Abstract]
Description of agreement terms	The agreement was effective for a 12-month term from January 1, 2020 to December 31, 2020 and continuing thereafter on an annual or a half-year basis.
Amount of transaction, services fee		$ 109,231	$ 359,090